Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	scat1_SupplementTextBlock

SUN CAPITAL ADVISERS TRUST

SC Ibbotson Balanced Fund

SC Ibbotson Conservative Fund

SC Ibbotson Growth Fund

Supplement dated November 23, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012 (as supplemented August 16, 2012)

SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, SC Ibbotson Growth Fund

1. Effective November 26, 2012, five new funds will be added to the portfolio of underlying funds in which each of the SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund’s (the “Fund-of-Funds”) can invest. The new funds are listed in the table below, which supplements the table under the caption “BASIC INFORMATION ABOUT THE FUND” in the FUND SUMMARY for each of the Fund-of-Funds in both the Initial Class and Service Prospectuses.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS Domestic Equity Funds
MFS® Research Series	0% to 30%
MFS® Value Series	0% to 30%

International Equity Funds
MFS® International Value Portfolio	0% to 30%

FIXED INCOME FUNDS
MFS® Government Securities Portfolio	0% to 30%
MFS® Global Governments Portfolio	0% to 30%

SC Ibbotson Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scat1_SupplementTextBlock

SUN CAPITAL ADVISERS TRUST

SC Ibbotson Balanced Fund

SC Ibbotson Conservative Fund

SC Ibbotson Growth Fund

Supplement dated November 23, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012 (as supplemented August 16, 2012)

SC Ibbotson Balanced Fund

1. Effective November 26, 2012, five new funds will be added to the portfolio of underlying funds in which each of the SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund’s (the “Fund-of-Funds”) can invest. The new funds are listed in the table below, which supplements the table under the caption “BASIC INFORMATION ABOUT THE FUND” in the FUND SUMMARY for each of the Fund-of-Funds in both the Initial Class and Service Prospectuses.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS Domestic Equity Funds
MFS® Research Series	0% to 30%
MFS® Value Series	0% to 30%

International Equity Funds
MFS® International Value Portfolio	0% to 30%

FIXED INCOME FUNDS
MFS® Government Securities Portfolio	0% to 30%
MFS® Global Governments Portfolio	0% to 30%

SC Ibbotson Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scat1_SupplementTextBlock

SUN CAPITAL ADVISERS TRUST

SC Ibbotson Balanced Fund

SC Ibbotson Conservative Fund

SC Ibbotson Growth Fund

Supplement dated November 23, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012 (as supplemented August 16, 2012)

SC Ibbotson Conservative Fund

1. Effective November 26, 2012, five new funds will be added to the portfolio of underlying funds in which each of the SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund’s (the “Fund-of-Funds”) can invest. The new funds are listed in the table below, which supplements the table under the caption “BASIC INFORMATION ABOUT THE FUND” in the FUND SUMMARY for each of the Fund-of-Funds in both the Initial Class and Service Prospectuses.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS Domestic Equity Funds
MFS® Research Series	0% to 30%
MFS® Value Series	0% to 30%

International Equity Funds
MFS® International Value Portfolio	0% to 30%

FIXED INCOME FUNDS
MFS® Government Securities Portfolio	0% to 30%
MFS® Global Governments Portfolio	0% to 30%

SC Ibbotson Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scat1_SupplementTextBlock

SUN CAPITAL ADVISERS TRUST

SC Ibbotson Balanced Fund

SC Ibbotson Conservative Fund

SC Ibbotson Growth Fund

Supplement dated November 23, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012 (as supplemented August 16, 2012)

SC Ibbotson Growth Fund

1. Effective November 26, 2012, five new funds will be added to the portfolio of underlying funds in which each of the SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Conservative Fund’s (the “Fund-of-Funds”) can invest. The new funds are listed in the table below, which supplements the table under the caption “BASIC INFORMATION ABOUT THE FUND” in the FUND SUMMARY for each of the Fund-of-Funds in both the Initial Class and Service Prospectuses.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS Domestic Equity Funds
MFS® Research Series	0% to 30%
MFS® Value Series	0% to 30%

International Equity Funds
MFS® International Value Portfolio	0% to 30%

FIXED INCOME FUNDS
MFS® Government Securities Portfolio	0% to 30%
MFS® Global Governments Portfolio	0% to 30%